Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs ETF Trust
Prospectus Date	rr_ProspectusDate	Jun. 01, 2017
Goldman Sachs Access Investment Grade Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Access Investment Grade Corporate Bond ETF—Summary Ticker: GIGB Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Access Investment Grade Corporate Bond ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Citi Goldman Sachs Investment Grade Corporate Bond Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in total annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. Because the Fund has not yet commenced operations as of the date of the Prospectus, there is no portfolio turnover information quoted for the Fund.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index.

The Index is a rules-based index that is designed to measure the performance of investment grade, corporate bonds denominated in U.S. dollars (“USD”) that meet certain liquidity and fundamental screening criteria. As of May 31, 2017, there were 1,941 constituents in the Index and the Index had a weighted average maturity of 10.5 years. The Index is a custom index that is owned and calculated by FTSE Fixed Income LLC (“FTSE” or the “Index Provider”), and is based on the Citi US Broad Investment Grade (USBIG®) Corporate Index (the “Reference Index”) using concepts developed with Goldman Sachs Asset Management, L.P. (“GSAM”).

Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.

The Index Provider constructs the Index in accordance with a rules-based methodology that involves two steps.
Step 1

In the first step, the Index Provider defines a universe of potential index constituents (the “Universe”) by applying specified criteria to the constituent securities of the Reference Index. The Reference Index includes investment grade corporate bonds that have a minimum of one year to maturity and are rated at least BBB- by Standard & Poor’s Ratings Services (“S&P”) or Baa3 by Moody’s Investors Service, Inc. (“Moody’s”). Only corporate bond constituents of the Reference Index that have a minimum of $750 million outstanding and a minimum issuer size of $2 billion are included in the Universe.

Step 2

In the second step, the Index Provider applies a fundamental screen to the Universe. Issuers are first grouped into three broad industry groups: financials, industrials and utilities. Within each industry group, issuers are measured by two fundamental factors, operating margin and leverage. The Index Provider ranks each issuer based on the two fundamental factors, equally weighted. The Index is constructed by including the highest ranking eligible securities in each industry group, screening out lowest ranking eligible securities.
The Index is rebalanced (i) monthly on the last business day of each month, to account for changes in maturities, corporate actions or ratings migration, and (ii) quarterly, to account for updates to the constituent securities on the basis of the fundamental factors (as described above).

The Investment Adviser uses a representative sampling strategy to manage the Fund. “Representative sampling” is an indexing strategy in which the Fund invests in a representative sample of constituent securities that has a collective investment profile similar to that of the Index. The securities selected for investment by the Fund are expected to have, in the aggregate, investment characteristics, fundamental characteristics and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index.

The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Calculation Methodology Risk.  The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Call/Prepayment Risk.  An issuer could exercise its right to pay principal on an obligation held by the Fund earlier than expected. This may happen when there is a decline in interest rates, when credit spreads change, or when an issuer’s credit quality improves. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.

Credit/Default Risk.  An issuer or guarantor of fixed income securities or instruments held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in net asset value (“NAV”).

Extension Risk.  An issuer could exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to reinvest in higher yielding securities.

Financial Services Industry Group Risk.  An adverse development in the financial services industry group, including U.S. and foreign banks, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities, may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in this industry group. Companies in the financial services industry group may be particularly susceptible to certain economic factors such as interest rate changes, fiscal, regulatory and monetary policy and general economic cycles.

Index Risk.  The Fund will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the Fund is not “actively” managed, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing the Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. In addition, neither the Fund, the Investment Adviser nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Industrial Industry Group Risk.  Industrial companies can be impacted by supply and demand for their specific product or service and for industrial industry group products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities may affect the performance of these companies.

Industry Concentration Risk.  In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. If the Index is not concentrated in a particular industry or sector, the Fund will not concentrate in a particular industry or sector.

Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Large Shareholder Risk.  Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the NYSE Arca, Inc. (“NYSE Arca”) and may, therefore, have a material upward or downward effect on the market price of the Shares.

Liquidity Risk.  The Fund may invest in securities or instruments that trade in lower volumes and may make investments that are less liquid than other investments. Also, the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security or instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s value. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV.

Market Risk.  The value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Market Trading Risk.  The NAV of the Fund and the value of your investment may fluctuate. Market prices of Shares may fluctuate in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. Any of these factors, among others, may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. Additionally, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Sampling Risk.  The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Index. As a result, an adverse development respecting a security held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. Conversely, a positive development relating to a security in the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Seed Investor Risk.  GSAM and/or its affiliates expect to make payments to one or more investors that contribute seed capital to the Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from assets of GSAM and/or such affiliates (and not the Fund). Seed investors may contribute all or a majority of the assets in the Fund. There is a risk that such seed investors may redeem their investments in the Fund. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund.

Tracking Error Risk.  Tracking error is the divergence of the Fund’s performance from that of the Index. The performance of the Fund may diverge from that of the Index for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the Index or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. In addition, the Fund’s use of a representative sampling approach may cause the Fund’s returns to not be as well correlated with the return of the Index as would be the case if the Fund purchased all of the securities in the Index in the proportions in which they are represented in the Index. To the extent that the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. Because the Index, unlike the Fund, is not required to comply with requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), the Fund may be required to deviate its investments from the component securities of the Index in order to comply with the Investment Company Act. In addition, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies, market restrictions or other legal reasons. In addition, the Fund’s investments may vary from the securities of the Index due to the Fund’s inability to invest in certain securities as a result of legal and compliance restrictions applicable to the Fund and/or the Investment Adviser and regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates. For tax efficiency purposes, the Fund may sell certain securities to realize losses, which will result in a deviation from the Index.

Utilities Industry Group Risk. Securities in the utilities industry group can be very volatile and can be impacted significantly by supply and demand for services or fuel, government regulation, conservation programs, commodity price fluctuations and other factors. Government regulation of utility companies may limit those companies’ profits or the dividends they can pay to investors. In addition, utility companies may face regulatory restrictions with respect to expansion to new markets, limiting their growth potential. Technological developments may lead to increased competition, which could impact a company’s performance.

Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise. NAV calculation may also be impacted by operational risks arising from factors such as failures in systems and technology.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund had not yet commenced investment operations as of the date of the Prospectus, there is no performance information quoted for the Fund. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.gsamfunds.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund had not yet commenced investment operations as of the date of the Prospectus, there is no performance information quoted for the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gsamfunds.com
Goldman Sachs Access Investment Grade Corporate Bond ETF | Goldman Sachs Access Investment Grade Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.14%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.14%
1 Year	rr_ExpenseExampleYear01	$ 14
3 Years	rr_ExpenseExampleYear03	$ 45

[1]	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year.